SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at beginning of year	$ 29,076	$ 23,776
Cash flows	13,901	6,736
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	4,570	(1,341)
Foreign currency translation	(817)	(397)
Fair value	(4)	(31)
Other changes	(33)	333
Balance at end of year	$ 46,693	$ 29,076